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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/04


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
----------------------------------------------------

Letter to Shareowners                              1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    6

Schedule of Investments                            9

Financial Statements                              17

Notes to Financial Statements                     24

Trustees, Officers and Service Providers          31

Programs and Services for Pioneer Shareowners     32

Retirement Plans from Pioneer                     34

The Pioneer Family of Funds                       36

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large, and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers had added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                   U.S. Corporate Bonds                 91.2%
                   Foreign Government Bonds              5.6%
                   Municipal Bonds                       2.1%
                   Convertible Corporate Bonds           1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)*

   --------------------------------------------------------------------------
    1.   Kvaerner A.S., 0.0%, 10/30/11                                  3.32%
   --------------------------------------------------------------------------
    2.   Ship Finance Intl., Ltd., 8.5%, 12/15/13 (144A)                3.13
   --------------------------------------------------------------------------
    3.   CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)                 2.65
   --------------------------------------------------------------------------
    4.   Tele Norte Leste Participacoes S.A., 8.0%, 12/18/13 (144A)     2.39
   --------------------------------------------------------------------------
    5.   Gaz Capital SA, 8.625%, 4/28/34 (144A)                         2.21
   --------------------------------------------------------------------------
    6.   Atlantic Express Transport, 12.0%, 4/15/08                     2.21
   --------------------------------------------------------------------------
    7.   Ispat Europe Group SA, 11.875%, 2/1/11                         2.20
   --------------------------------------------------------------------------
    8.   Curative Health Services, 10.75%, 5/1/11 (144A)                2.19
   --------------------------------------------------------------------------
    9.   Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)                   2.16
   --------------------------------------------------------------------------
   10.   Mobifon Holdings, 12.5%, 7/31/10 (144A)                        2.15
   --------------------------------------------------------------------------

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $11.27    $11.31

                          Net
Distributions per Share   Investment     Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income         Capital Gains   Capital Gains
                          $0.43913337    $   -           $0.2074

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns**
(As of April 30, 2004)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(8/27/01)           15.80%          13.84%
1 Year              17.64           12.35

--------------------------------------------------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment+

              Pioneer       ML Global High
            Global High    Yield & Emgering
            Yield Fund*   Markets Plus Index

 8/01          $9,550         $10,000
10/01          $9,244          $9,591
10/02          $9,272          $9,430
10/03         $13,499         $12,702
 4/04         $14,235         $13,335

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

** During the period, the adviser waived or reimbursed certain expenses. Without this waiver, returns would have been lower.


     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ Index comparison begins on 8/31/01. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   11/21/03
                 $11.24    $11.47

                          Net
Distributions per Share   Investment     Short-Term      Long-Term
(11/21/03 - 4/30/04)      Income         Capital Gains   Capital Gains
                          $0.40198206    $   -           $0.2074

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.

Average Annual Total Returns**
(As of April 30, 2004)

--------------------------------------------------------------------------------
                     If        If
Period              Held    Redeemed*
Life-of-Class
(11/21/03)         3.38%     -0.54%
--------------------------------------------------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment+

               Pioneer        ML Global High
             Global High     Yield & Emerging
             Yield Fund*    Markets Plus Index

11/03          $10,000          $10,000
 4/04           $9,880          $10,318

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

** During the period, the adviser waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ Index comparison begins on 11/30/03. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   11/21/03
                 $11.22    $11.47

                          Net
Distributions per Share   Investment     Short-Term      Long-Term
(11/21/03 - 4/30/04)      Income         Capital Gains   Capital Gains
                          $0.34775666    $   -           $0.2074

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield & Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns**
(As of April 30, 2004)
                     If        If
Period              Held    Redeemed*
Life-of-Class
(11/21/03)          2.72%     1.74%
--------------------------------------------------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment+

                    Pioneer        ML Global High
                  Global High     Yield & Emerging
                  Yield Fund*    Market Plus Index
11/30/2003          $10,000           $10,000
4/30/2004           $10,112           $10,318

     All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

** During the period, the adviser waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ Index comparison begins on 11/30/03. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------

High yield bonds in North America and Europe delivered strong, positive performance during the six-month period ended April 30, 2004, while emerging market debt lagged other high-yield debt after strongly outperforming during the previous year. The six-month period began with continued weakness of the U.S. dollar on international currency exchanges, but the dollar began to regain strength in January 2004, further adding to the volatility felt in emerging markets. In the following discussion, Andrew D. Feltus, CFA, a member of the team managing the Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment during the six months.

Q:   How did the Fund perform?

A: The Fund did very well, outperforming both global and domestic high-yield benchmarks. For the six months ended April 30, 2004, the Fund's Class A shares had a total return at net asset value of 5.46%. During the same time, the Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 4.98%, while the Merrill Lynch High Yield Master II Index, a benchmark for the domestic high-yield bond market, had a return of 5.35%. The Fund also continued to deliver good income. The 30-day SEC yield for Class A shares on April 30, 2004 was 7.61%*.

Q:   What were the principal factors affecting performance?

A: The Fund was well positioned for a changing investment environment. We began the six-month period with heavy positions in the United States and in international high-yield debt, primarily in Europe. After European bonds staged a strong rally, we reduced our holdings on the continent in favor of domestic securities. In January of this year, as the Federal Reserve began to hint that it might begin to consider raising short-term interest rates, the U.S. dollar began to gain strength, which particularly affected emerging market debt. While U.S. high-yield debt felt some pressure from the possibility of higher interest rates, the improving economy nevertheless tended to improve the overall financial health of high-yield issuers as corporate earnings improved and many companies continued to strengthen their balance sheets.

     At the end of the six-month period, about 58% of Fund assets were invested in U.S. high-yield corporate bonds and 27% were invested in emerging market debt. The remainder, about 15% of Fund assets, was invested in international high-yield corporate bonds, primarily in Europe and Canada. At the end of April 2004, more than 85% of Fund assets were invested in securities denominated in the U.S. dollar.

     *This yield reflects the waiver of certain expenses by the investment adviser; without the waiver, the 30-day SEC yield for Class A shares would have been 6.45%

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What were some of the investments that helped performance?

A: While we deemphasized emerging-market debt throughout the six months, our security selection in the emerging markets was excellent. We also completely avoided some of the worst performing emerging markets, such as Venezuela, the Philippines and Turkey.

     We were particularly successful in Brazil and Russia, where we invested in several companies that were global leaders in their markets. In Brazil, our holdings of the bonds issued by AMBEV, a brewing company, appreciated strongly after they announced takeover of the company by the Dutch company Interbrew. We took advantage of the rally in AMBEV bonds to lighten our position and take profits. In Russia, our most successful investment was in the bonds of Gazprom, the biggest producer of natural gas in the world.

     Aristocrat, an Australian manufacturer of gaming equipment for casinos with a leading market share in Asia, was another contributor. The bonds had fallen in value earlier after the company's attempts to enter the U.S. market floundered. However, the securities began to recover after a new management team was installed and reorganized U.S. operations.

     Several of our European holdings performed particularly well, as the bonds appreciated in the local currencies and as these currencies gained in value against the U.S. dollar. One of the leading performers was Aker Kvaerner, a Norwegian engineering, construction and ship-building company. The bonds rose in value as the company restructured its business and started to benefit from the pickup in the global economy. At the same time, the Norwegian kroner gained in value against the dollar. Other European companies that added to returns included Huntsman International, a chemical company in the United Kingdom, and RiverDeep Group, an educational software company based in Ireland.

     In the United States, strong performers included MetroPCS, a start-up wireless communications service provider with operations in San Francisco, Atlanta and Florida and relatively little debt. This fast-growing company recently announced plans for an initial public stock offering, which should reduce the risks to bondholders. The bonds of National Nephrology, a provider of health care services to kidney patients, also rose sharply after the announcement that the company would be taken over by another company, Renal Care.

     The bonds of AMR, parent of American Airlines, posted a strong gain in price as a result of improved business results from both a corporate re-structuring and increases in air travel with the rebound in the economy.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04                              (continued)
--------------------------------------------------------------------------------

Q:   Where there any disappointments?

A: Yes, Evergreen International, an air freight company with heavy reliance on the military transport business, saw a drop in its revenues when commercial air carriers were banned from flying to Iraq and Afghanistan. The policy meant the loss of Evergreen's business to Saudi Arabia and Kuwait. FiberMark, a specialty paper manufacturer, also performed badly as its business declined. FiberMark eventually defaulted on its bonds, but after we had already eliminated our position. We also liquidated our investment in Evergreen International.

Q:   What is your investment outlook?

A: We think the global economic recovery will continue, although inflationary pressures are likely to increase, which may cause interest rates to rise. Despite the possibility of higher rates, we believe it should be a good environment for high-yield bonds. Corporate revenues are increasing, and productivity has been improving, resulting in healthy profit gains for many companies. We expect that default rates by high-yield issuers should continue to decline.

     Overall, we think that it is reasonable to expect high-yield bonds to produce total returns in the vicinity of their yield levels.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount
   USD ($)                                                          Value
               CONVERTIBLE CORPORATE BONDS - 1.1%
               Pharmaceuticals & Biotechnology - 0.0%
$  10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08           $     9,187
   10,000      Human Genome Sciences, 3.75%, 3/15/07                 9,663
                                                               -----------
               Total Pharmaceuticals & Biotechnology           $    18,850
                                                               -----------
               Technology Hardware & Equipment - 1.0%
               Communications Equipment - 1.0%
1,000,000      Nortel Networks, 4.25%, 9/1/08                  $   937,500
                                                               -----------
               Total Technology Hardware & Equipment           $   937,500
                                                               -----------
               Semiconductors - 0.0%
   10,000      Triquint Semiconductor, 4.0%, 3/1/07            $     9,863
                                                               -----------
               Total Semiconductors                            $     9,863
                                                               -----------
               Telecommunication Services - 0.0%
               Integrated Telecommunication Services - 0.0%
   22,000      Colt Telecom Group, 2.0%, 8/6/05                $    15,155
                                                               -----------
               Total Telecommunication Services                $    15,155
                                                               -----------
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost $1,049,737)                               $   981,368
                                                               -----------
               CORPORATE BONDS - 90.3%
               Energy - 7.8%
               Oil & Gas Drilling - 0.5%
   60,000      Baytex Energy, 9.625%, 7/15/10 (144A)           $    63,300
  325,000      Parker Drilling Co., 9.625%, 10/1/13                351,000
                                                               -----------
                                                               $   414,300
                                                               -----------
               Oil & Gas Equipment & Services - 2.5%
  750,000      Petro Stopping, 9.0%, 2/15/12                   $   783,750
1,500,000      Seabulk International, Inc., 9.5%, 8/15/13        1,560,000
                                                               -----------
                                                               $ 2,343,750
                                                               -----------
               Oil & Gas Exploration & Production - 4.8%
1,800,000      Baytex Energy, Ltd., 9.625%, 7/15/10            $ 1,899,000
   15,000      Energy Partners, Ltd., 8.75%, 8/1/10                 15,825
2,100,000      Gaz Capital SA, 8.625%, 4/28/34 (144A)            2,026,500
  500,000      Paramount Resources, Ltd., 7.875%, 11/1/10          495,000
                                                               -----------
                                                               $ 4,436,325
                                                               -----------
               Total Energy                                    $ 7,194,375
                                                               -----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Principal
    Amount
    USD ($)                                                                Value
                   Materials - 19.6%
                   Commodity Chemicals - 0.5%
$       515,000    Arco Chemical Co., 9.8%, 2/1/20                   $   512,425
                                                                     -----------
                   Construction Materials - 8.2%
 NOK 32,678,200    Kvaerner A.S., 0.0%, 10/30/11(c)                  $ 3,044,523
      2,975,000    Ship Finance Intl., Ltd., 8.5%, 12/15/13 (144A)     2,870,875
      1,850,000    Votorantim Overseas, 7.875%, 1/23/14 (144A)         1,683,500
                                                                     -----------
                                                                     $ 7,598,898
                                                                     -----------
                   Diversified Chemical - 1.4%
      1,075,000    Huntsman International, 10.125%, 7/1/09           $ 1,293,912
         20,000    Huntsman ICI Chemicals LLC, 10.125%, 7/1/09            24,073
                                                                     -----------
                                                                     $ 1,317,985
                                                                     -----------
                   Diversified Metals & Mining - 1.5%
         25,000    Freeport-McMoran Copper & Gold, 10.125%, 2/1/10   $    27,500
        900,000    Freeport-McMoran Copper & Gold, 6.875%,
                     2/1/14 (144A)                                       810,000
        600,000    Vale Overseas, Ltd., 8.25%, 1/17/34                   516,000
                                                                     -----------
                                                                     $ 1,353,500
                                                                     -----------
                   Metal & Glass Containers - 0.0%
         10,000    Crown Holdings, 10.25%, 3/1/11                    $    13,354
                                                                     -----------
                   Paper Products - 0.0%
         10,000    Corp Durango SA de CV, 13.125%, 8/1/06(d)         $     6,600
                                                                     -----------
                   Specialty Chemicals - 2.8%
      1,650,000    OM Group, Inc., 9.25%, 12/15/11                   $ 1,691,250
        350,000    Rhodia SA Regs, 9.25%, 6/1/11                         350,013
        515,000    Rhodia SA, 9.25%, 6/1/11 (144A)                       515,020
                                                                     -----------
                                                                     $ 2,556,283
                                                                     -----------
                   Steel - 5.2%
      2,700,000    CSN Islands VIII Corp, 9.75%, 12/16/13 (144A)     $ 2,430,000
      1,600,000    Ispat Europe Group SA, 11.875%, 2/1/11              2,012,053
        350,000    Iapat Inland ULC, 9.75%, 4/1/14 (144A)                357,000
                                                                     -----------
                                                                     $ 4,799,053
                                                                     -----------
                   Total Materials                                   $18,158,098
                                                                     -----------
                   Capital Goods - 6.9%
                   Building Products - 0.1%
        150,000    US Concrete, Inc., 8.375%, 4/1/14 (144A)          $   150,000
                                                                     -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount
    USD ($)                                                                     Value
                 Construction & Farm Machinery & Heavy Trucks - 2.1%
$ 1,850,000      Amer Rock Salt Co LLC, 9.5%, 3/15/14 (144A)               $ 1,919,375
     20,000      Hines Nurseries, Inc., 10.25%, 10/1/11                         21,900
                                                                           -----------
                                                                           $ 1,941,275
                                                                           -----------
                 Construction & Engineering - 1.2%
  1,115,000      North American Energy Partners, 8.75%, 12/1/11 (144A)     $ 1,098,275
                                                                           -----------
                 Heavy Electrical Equipment - 1.9%
  1,750,000      Ormat Funding Corp., 8.25%, 12/30/20                      $ 1,732,500
                                                                           -----------
                 Industrial Machinery - 1.6%
  1,500,000      Sun Sage BV, 8.25%, 3/26/09 (144A)                        $ 1,462,500
                                                                           -----------
                 Total Capital Goods                                       $ 6,384,550
                                                                           -----------
                 Commercial Services & Supplies - 0.0%
                 Environmental Services - 0.0%
     20,000      IESI Corp., 10.25%, 6/15/12                               $    22,050
                                                                           -----------
                 Total Commercial Services & Supplies                      $    22,050
                                                                           -----------
                 Transportation - 8.1%
                 Airlines - 5.9%
  1,158,000      AMR Corp., 9.0%, 9/15/16                                  $   920,610
  1,200,000      AMR Corp., 10.2% 3/15/20                                      954,000
     75,000      AMR Corp., 9.8%, 10/1/21                                       57,375
    310,000      AMR Corp., 9.0%, 8/1/12                                       261,950
  2,005,000      Continental Air, Inc., 7.568%, 12/1/06                      1,686,798
    250,000      Northwest Airlines, Inc., 7.875%, 3/15/08                     185,000
  1,000,000      Northwest Airlines, Inc., 10.0%, 2/1/09                       785,000
    260,000      Northwest Airlines, 8.875%, 6/1/06                            223,600
    500,000      Northwest Airlines, 8.7%, 3/15/07                             405,000
                                                                           -----------
                                                                           $ 5,479,333
                                                                           -----------
                 Railroads - 2.2%
      2,000      Atlantic Express Transport, 12.0%, 4/15/08                $ 2,022,500
                                                                           -----------
                 Total Transportation                                      $ 7,523,883
                                                                           -----------
                 Consumer Durables & Apparel - 2.7%
                 Apparel, Accessories & Luxury Goods - 1.1%
  1,500,000      Jostens, Inc., 0.0%, 12/1/13                              $ 1,005,000
                                                                           -----------
                 Photographic Products - 0.0%
     15,000      American Color Graphics, 10.0%, 6/15/10                   $    12,900
                                                                           -----------
                 Textiles - 1.6%
  1,500,000      Invista, 9.25%, 5/1/12 (144A)                             $ 1,500,000
                                                                           -----------
                 Total Consumer Durables & Apparel                         $ 2,517,900
                                                                           -----------

The accompanying notes are an integral part of these financial statements.    11

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Principal
   Amount
   USD ($)                                                               Value
               Hotels Restaurants & Leisure - 2.1%
               Casinos & Gaming - 2.1%
$ 765,000      Pinnacle Entertainment, 8.75%, 10/1/13               $   772,650
1,010,000      Wynn Las Vegas LLC Corp., 12.0%, 11/1/10               1,206,950
                                                                    -----------
               Total Hotels Restaurants & Leisure                   $ 1,979,600
                                                                    -----------
               Media - 2.0%
               Broadcasting & Cable TV - 1.4%
  100,000      Atlantic Broadband Finance LLC, 9.375%, 1/15/14      $    97,000
1,000,000      Telenet Communication NV, 9.0%, 12/15/13 (144A)        1,227,592
                                                                    -----------
                                                                    $ 1,324,592
                                                                    -----------
               Movies & Entertainment - 0.6%
  500,000      Carmike Cinemas, 7.5%, 2/15/14                       $   505,000
   20,000      River Rock Entertainment, 9.75%, 11/1/11 (144A)           21,300
                                                                    -----------
                                                                    $   526,300
                                                                    -----------
               Total Media                                          $ 1,850,892
                                                                    -----------
               Retailing - 2.6%
               Catalog Retail - 2.0%
1,765,000      Vicap SA, 11.375%, 5/15/07                           $ 1,782,650
                                                                    -----------
               Department Stores - 0.0%
   17,000      J.C. Penney Co. Inc., 8.25%, 8/15/22                 $    17,638
                                                                    -----------
               Specialty Stores - 0.6%
  590,000      Asbury Automotive Group, 8.0%, 3/15/14 (144A)        $   578,200
                                                                    -----------
               Total Retailing                                      $ 2,378,488
                                                                    -----------
               Food & Drug Retailing - 2.0%
               Food Distributors - 2.0%
2,000,000      Doane Pet Care Co., 9.75%, 5/15/07                   $ 1,840,000
                                                                    -----------
               Total Food & Drug Retailing                          $ 1,840,000
                                                                    -----------
               Food, Beverage & Tobacco - 0.1%
               Brewers - 0.1%
  120,000      CIA Brasileira De Bebida, 8.75%, 9/15/13 (144A)      $   126,900
                                                                    -----------
               Total Food, Beverage & Tobacco                       $   126,900
                                                                    -----------
               Household & Personal Products - 0.5%
               Personal Products - 0.5%
  450,000      American Achievement Corp., 8.25%, 4/1/12 (144A)     $   459,000
                                                                    -----------
               Total Household & Personal Products                  $   459,000
                                                                    -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount
    USD ($)                                                               Value
                  Health Care Equipment & Services - 3.2%
                  Health Care Facilities - 2.2%
$        15,000   Ardent Health Systems, 10.0%, 8/15/13              $    16,425
      2,000,000   Curative Health Services, 10.75%, 5/1/11 (144A)      2,007,500
                                                                     -----------
                                                                     $ 2,023,925
                                                                     -----------
                  Health Care Services - 1.0%
         15,000   NDC Health Corp., 10.5%, 12/1/12                   $    16,725
      1,000,000   Team Health, Inc., 9.0%, 4/1/12 (144A)                 960,000
                                                                     -----------
                                                                     $   976,725
                                                                     -----------
                  Total Health Care Equipment & Services             $ 3,000,650
                                                                     -----------
                  Diversified Financials - 8.6%
                  Diversified Financials - 1.5%
      1,315,000   Sheridan Group, 10.25%, 8/15/11                    $ 1,408,694
                                                                     -----------
                  Investment Banking & Brokerage - 1.1%
      1,000,000   Sistema Finance SA, 10.25%, 4/14/08                $ 1,026,300
                                                                     -----------
                  Multi-Sector Holding - 2.5%
      1,000,000   Sistema Capital SA, 8.875%, 1/28/11 (144A)         $   980,000
 SEK 22,380,177   Sydsvenska Kemi AB, 0.0%, 6/9/11                     1,303,899
                                                                     -----------
                                                                     $ 2,283,899
                                                                     -----------
                  Diversified Financial Services - 2.8%
        908,000   Alamosa Delaware, Inc., 0.0%, 7/31/09              $   853,520
      1,170,000   Dollar Financial Group, 9.75%, 11/15/11              1,257,750
         10,000   MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)          13,294
        750,000   Tabletop Holdings, Inc., 12.25%, 5/15/14 (144A)        487,500
                                                                     -----------
                                                                     $ 2,612,064
                                                                     -----------
                  Specialized Finance - 0.7%
        630,000   Consolidated Comm Holdings, 9.75%, 4/1/12 (144A)   $   648,900
                                                                     -----------
                  Total Diversified Financials                       $ 7,979,857
                                                                     -----------
                  Insurance - 4.4%
                  Life & Health Insurance - 1.9%
      1,730,000   Presidential Life Corp., 7.875%, 2/15/09           $ 1,764,600
                                                                     -----------
                  Multi-Line Insurance - 0.7%
        600,000   Allmerica Financial Corp., 7.625%, 10/15/25        $   606,000
                                                                     -----------
                  Property & Casualty Insurance - 1.8%
      1,725,000   Kingsway America, Inc., 7.5%, 2/1/14               $ 1,701,616
                                                                     -----------
                  Total Insurance                                    $ 4,072,216
                                                                     -----------

The accompanying notes are an integral part of these financial statements.    13

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Principal
   Amount
   USD ($)                                                               Value
               Real Estate - 0.0%
               Real Estate Investment Trusts - 0.0%
$  10,000      Meristar Hospitality Operations Finance Corp.,
               10.5%, 6/15/09                                        $    10,700
                                                                     -----------
               Total Real Estate                                     $    10,700
                                                                     -----------
               Software & Services - 2.2%
               Application Software - 2.2%
1,650,000      Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)          $ 1,976,124
                                                                     -----------
               IT Consulting & Other Services - 0.0%
   20,000      Stratus Technologies, 10.375%, 12/1/08 (144A)         $    19,900
                                                                     -----------
               Total Software & Services                             $ 1,996,024
                                                                     -----------
               Technology Hardware & Equipment - 1.0%
               Communications Equipment - 0.9%
1,000,000      Eschelon Operating Co., 8.375%, 3/15/10 (144A)        $   855,000
                                                                     -----------
               Electronic Equipment & Instruments - 0.0%
   15,000      General Cable Corp., 9.5%, 11/15/10 (144A)            $    16,425
                                                                     -----------
               Office Electronics - 0.1%
  100,000      Xerox Corp., 8.0%, 2/1/27                             $    95,500
                                                                     -----------
               Total Technology Hardware & Equipment                 $   966,925
                                                                     -----------
               Telecommunication Services - 16.3%
               Integrated Telecommunication Services - 6.8%
1,460,000      Innova S De R.L., 9.375%, 9/19/13                     $ 1,585,925
1,500,000      Primus Telecomm Group, 8.0%, 1/15/14 (144A)             1,380,000
2,430,000      Tele Norte Leste Participacoes SA, 8.0%,
               12/18/13 (144A)                                         2,187,000
1,050,000      TSI Telecommunication Services, 12.75%, 2/1/09          1,144,500
                                                                     -----------
                                                                     $ 6,297,425
                                                                     -----------
               Wireless Telecommunication Services - 9.5%
1,750,000      Alamosa Delaware, Inc., 8.5%, 1/31/12 (144A)          $ 1,693,124
1,865,000      MetroPCS, Inc., 10.75%, 10/1/11 (144A)                  1,967,574
1,730,000      Mobifon Holdings, 12.5%, 7/31/10 (144A)                 1,972,200
  889,000      Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)       857,885
   10,000      Rogers Cantel, Inc., 10.5%, 6/1/06                          7,954
1,000,000      Ubiquitel Operation Co, 0.0%, 4/15/10                     980,000
1,335,000      Ubiquitel Operating Co., 9.87%, 3/1/11 (144A)           1,335,000
                                                                     -----------
                                                                     $ 8,813,737
                                                                     -----------
               Total Telecommunication Services                      $15,111,162
                                                                     -----------
               TOTAL CORPORATE BONDS
               (Cost $85,199,582)                                    $83,551,220
                                                                     -----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


      Principal
       Amount
       USD ($)                                                                      Value
                       FOREIGN GOVERNMENT BONDS - 5.5%
 BRL $2,400,000,000    Banco nac de Desn Econo, 8.0%, 4/28/10                   $ 1,374,779
            250,000    Brazil Federal Republic Brazil, 8.25%, 1/20/34               184,000
             25,000    Dominican Republic, 9.04%, 1/23/13 (144A)                     18,375
             20,000    Federal Republic of Brazil, 11.0%, 1/11/12                    20,300
            419,874    Republic of Columbia, 9.75%, 4/9/11                          461,861
          1,210,000    Republic of Peru, 9.875%, 2/6/15                           1,300,750
          1,800,000    Republic of Peru, 8.375%, 5/3/16                           1,701,000
             35,000    Republic of Ecuador, 0.0%, 8/15/30 (d)                        24,588
             20,000    Russia Regs., 5.0%, 3/31/30 (d)                               18,340
                                                                                -----------
                                                                                $ 5,103,993
                                                                                -----------
                       TOTAL FOREIGN GOVERNMENT BONDS
                       (Cost $5,383,316)                                        $ 5,103,993
                                                                                -----------
                       MUNICIPAL BONDS - 2.1%
                       Government - 0.1%
              9,138    Indianapolis Industry Airport Authority Revenue,
                       6.5%, 11/15/31                                           $     2,719
             15,000    New Jersey Economic Development Authority,
                       7.0%, 11/15/30                                                12,851
                                                                                -----------
                                                                                $    15,570
                                                                                -----------
                       Muni Development - 1.1%
          1,250,000    Indiana State Development Finance, 5.75%, 10/1/11        $ 1,041,200
                                                                                -----------
                       Muni Pollution - 0.9%
            575,000    East Chicago Indianapolis Pollution, 6.8%, 6/1/13        $   494,510
            500,000    Indiana State Development Finance Authority Pollution
                       Control, 7.25%, 11/1/11                                      415,030
                                                                                -----------
                                                                                $   909,540
                                                                                -----------
                       TOTAL MUNICIPAL BONDS
                       (Cost $1,790,110)                                        $ 1,966,310
                                                                                -----------
                       TOTAL INVESTMENT IN SECURITIES - 99.0%
                       (Cost $93,422,745) (a)(b)                                $91,602,891
                                                                                -----------
                       OTHER ASSETS AND LIABILITIES - 1.0%                      $   912,607
                                                                                -----------
                       TOTAL NET ASSETS - 100.0%                                $92,515,498
                                                                                -----------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2004, the value of these securities amounted to $38,675,138 or 41.8% of total net assets.

(a) At April 30, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $93,422,745 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                      $   673,638
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                       (2,493,492)
                                                                    -----------
     Net unrealized loss                                            $(1,819,854)
                                                                    -----------

(b) Distribution of investment by country of issue, as a percentage of total investment in securities, is as follows:

     United States                                                         54.1%
     Luxembourg                                                             6.5
     Cayman Islands                                                         5.1
     Brazil                                                                 4.1
     Netherlands                                                            3.7
     Mexico                                                                 3.7
     Canada                                                                 3.6
     Norway                                                                 3.3
     Peru                                                                   3.3
     Bermuda                                                                3.1
     Ireland                                                                2.2
     Israel                                                                 1.9
     Sweden                                                                 1.4
     Belgium                                                                1.3
     Russia                                                                 1.1
     France                                                                 1.0
     Columbia                                                               0.6
                                                                          -----
                                                                          100.0%
                                                                          -----

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d)  Security is in default and is non-income producing.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2004 aggregated $108,100,429 and $15,856,409, respectively.
Note:       Principal amounts are denominated in US dollars unless otherwise denoted:
NOK         Norwegian Kroner
SEK         Swedish Kroner
BRL         Brazilian Real

16    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $93,422,745)             $91,602,891
  Receivables -
    Investment securities sold                                        2,234,929
    Fund shares sold                                                  1,950,381
    Interest                                                          1,791,871
    Due from Pioneer Investment Management, Inc.                         34,628
  Other                                                                   1,419
                                                                    -----------
      Total assets                                                  $97,616,119
                                                                    -----------
LIABILITIES:
  Foreign currencies, at value (cost $1,278,245)                    $ 1,277,829
  Payables -
    Investment securities purchased                                   2,098,281
    Fund shares repurchased                                             167,280
    Dividends                                                           344,783
  Forward foreign currency settlement contracts, net                      1,025
  Due to bank                                                         1,113,515
  Due to affiliates                                                      64,375
  Accrued expenses                                                       33,533
                                                                    -----------
      Total liabilities                                             $ 5,100,621
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $94,068,617
  Distributions in excess of net investment income                         (622)
  Accumulated net realized gain on investments and foreign
    currency transactions                                               273,461
  Net unrealized loss on investments                                 (1,819,854)
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies       (6,105)
                                                                    -----------
      Total net assets                                              $92,515,498
                                                                    -----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $33,847,879/3,002,900 shares)                   $     11.27
                                                                    -----------
  Class B (based on $12,278,912/1,092,555 shares)                   $     11.24
                                                                    -----------
  Class C (based on $46,388,707/4,136,309 shares)                   $     11.22
                                                                    -----------
MAXIMUM OFFERING PRICE:
  Class A ($11.27 [divided by] 95.50%)                              $     11.80
                                                                    -----------
  Class C ($11.22 [divided by] 99.00%)                              $     11.33
                                                                    -----------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04

INVESTMENT INCOME:
  Interest                                                    $  1,835,778
                                                              ------------
       Total investment income                                                $  1,835,778
                                                                              ------------
EXPENSES:
  Management fees                                             $    151,506
  Transfer agent fees
     Class A                                                         9,914
     Class B                                                         6,565
     Class C                                                        13,680
  Distribution fees
     Class A                                                        21,363
     Class B                                                        26,920
     Class C                                                       104,067
  Administrative fees                                               12,434
  Custodian fees                                                     6,909
  Registration fees                                                 74,371
  Professional fees                                                 17,219
  Printing                                                           3,935
  Fees and expenses of nonaffiliated trustees                        2,411
  Miscellaneous                                                      3,945
                                                              ------------
       Total expenses                                                         $    455,239
       Less management fees waived and expenses
         assumed by Pioneer Investment Management, Inc.                           (189,995)
       Less fees paid indirectly                                                      (166)
                                                                              ------------
       Net expenses                                                           $    265,078
                                                                              ------------
         Net investment income                                                $  1,570,700
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
     Investments                                              $    266,492
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies             6,974    $    273,466
                                                              ------------    ------------
  Change in net unrealized loss on:
     Investments                                              $ (1,886,799)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies            (6,118)     (1,892,916)
                                                              ------------    ------------
     Net loss on investments and foreign currency
       transactions                                                           $ (1,619,450)
                                                                              ------------
     Net decrease in net assets resulting from operations                     $    (48,750)
                                                                              ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                                             Six Months
                                                               Ended             Year
                                                              4/30/04           Ended
                                                            (unaudited)        10/31/03
FROM OPERATIONS:
Net investment income                                     $ 1,570,700         $  74,902
Net realized gain on investments and foreign currency         273,466            55,038
Change in net unrealized gain (loss) on investments        (1,892,916)          151,106
                                                          -----------         ---------
     Net increase (decrease) in net assets resulting
       from operations                                    $   (48,750)        $ 281,046
                                                          -----------         ---------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.44 and $1.00 per share, respectively)       $  (667,423)        $ (74,909)
  Class B ($0.40 and $0.00 per share, respectively)          (188,599)                -
  Class C ($0.35 and $0.00 per share, respectively)          (731,183)                -
Net realized gain:
  Class A ($0.21 and $0.00 per share, respectively)           (15,555)                -
  Class B ($0.21 and $0.00 per share, respectively)               (18)                -
  Class C ($0.21 and $0.00 per share, respectively)               (18)                -
                                                          -----------         ---------
       Total distributions to shareowners                 $(1,602,796)        $ (74,909)
                                                          -----------         ---------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $97,845,212         $       -
Reinvestment of distributions                                 517,727                 -
Cost of shares repurchased                                 (5,043,874)                -
                                                          -----------         ---------
     Net increase in net assets resulting from fund
       share transactions                                 $93,319,064         $       -
                                                          -----------         ---------
     Net increase in net assets                           $91,667,518         $ 206,137
NET ASSETS:
Beginning of period                                           847,980           641,843
                                                          -----------         ---------
End of period (including accumulated/(distributions in
  excess of) net investment income of ($622) and
  $15,883, respectively)                                  $92,515,498         $ 847,980
                                                          -----------         ---------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03         (continued)

                                    '04 Shares      '04 Amount      '03 Shares     '03 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                        3,245,950      $37,225,913         75,000      $860,202
Reinvestment of distributions         18,798          213,929              -             -
Less shares repurchased             (336,847)      (3,832,753)             -             -
                                   ---------      ------------        ------      --------
     Net increase                  2,927,901      $33,607,089         75,000      $860,202
                                   ---------      ------------        ------      --------
CLASS B*
Shares sold                        1,112,163      $12,711,049
Reinvestment of distributions          6,340           71,979
Less shares repurchased              (25,948)        (295,885)
                                   ---------      ------------
     Net increase                  1,092,555      $12,487,143
                                   ---------      ------------
CLASS C**
Shares sold                        4,196,060      $47,908,250
Reinvestment of distributions         20,476          231,819
Less shares repurchased              (80,226)        (915,236)
                                   ---------      ------------
     Net increase                  4,136,309      $47,224,832
                                   ---------      ------------

 * Class B shares were first publicly offered December 1, 2003.
** Class C shares were first publicly offered December 1, 2003.

20    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended          Year            Year         8/27/01
                                                               4/30/04         Ended          Ended           to
CLASS A                                                      (unaudited)     10/31/03       10/31/02       10/31/01
Net asset value, beginning of period                          $ 11.31         $  8.56        $  9.51        $   10.00
                                                              -------         -------        -------        ---------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.23         $  1.00        $  1.02        $    0.12
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             0.38            2.75          (0.95)           (0.49)
                                                              -------         -------        -------        ---------
   Net increase (decrease) from investment operations         $  0.61         $  3.75        $  0.07        $   (0.37)
Distributions to shareowners:
 Net investment income                                          (0.44)          (1.00)         (1.02)           (0.12)
 Net realized gain                                              (0.21)              -              -                -
                                                              -------         -------        -------        ---------
Net increase (decrease) in net asset value                    $ (0.04)        $  2.75        $ (0.95)       $   (0.49)
                                                              -------         -------        -------        ---------
Net asset value, end of period                                $ 11.27         $ 11.31        $  8.56        $    9.51
                                                              -------         -------        -------        ---------
Total return*                                                    5.46%          45.58%          0.31%           (3.65)%
Ratio of net expenses to average net assets+                     0.75%**         0.75%          0.75%            0.75%**
Ratio of net investment income to average net assets+            7.73%**         9.76%         10.79%            7.17%**
Portfolio turnover rate                                            73%**          124%            47%              89%**
Net assets, end of period (in thousands)                      $33,848         $   848        $   642        $     713
Ratios with no waiver of management fees and assumption
 of expenses by PIM:
 Net expenses                                                    1.69%**        14.37%         18.70%           30.55%**
 Net investment income (loss)                                    6.79%**        (3.68)%        (7.16)%         (22.63)%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    21

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  12/1/03
                                                                                     to
                                                                                  4/30/04
                                                                                (unaudited)
CLASS B (a)
Net asset value, beginning of period                                             $ 11.47
                                                                                 -------
Increase from investment operations:
  Net investment income                                                          $  0.40
  Net realized and unrealized loss on investments and foreign
     currency transactions                                                         (0.02)
                                                                                 -------
     Net increase from investment operations                                     $  0.38
Distributions to shareowners:
  Net investment income                                                            (0.40)
  Net realized gain                                                                (0.21)
                                                                                 -------
Net decrease in net asset value                                                  $ (0.23)
                                                                                 -------
Net asset value, end of period                                                   $ 11.24
                                                                                 -------
Total return*                                                                       3.38%
Ratio of net expenses to average net assets+                                        1.63%**
Ratio of net investment income to average net assets+                               6.93%**
Portfolio turnover rate                                                               73%**
Net assets, end of period (in thousands)                                         $12,279
Ratios with no waiver of management fees and assumption of expenses by PIM:
  Net expenses                                                                      2.47%**
  Net investment income                                                             6.09%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

(a)  Class B shares were first publicly offered December 1, 2003.

22    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  12/1/03
                                                                                     to
                                                                                  4/30/04
                                                                                (unaudited)
CLASS C (b)
Net asset value, beginning of period                                             $ 11.47
                                                                                 -------
Increase (decrease) from investment operations:
  Net investment income                                                          $  0.35
  Net realized and unrealized loss on investments and foreign
     currency transactions                                                         (0.04)
                                                                                 -------
     Net increase from investment operations                                     $  0.31
Distributions to shareowners:
  Net investment income                                                            (0.35)
  Net realized gain                                                                (0.21)
                                                                                 -------
Net decrease in net asset value                                                  $ (0.25)
                                                                                 -------
Net asset value, end of period                                                   $ 11.22
                                                                                 -------
Total return*                                                                       2.72%
Ratio of net expenses to average net assets+                                        1.51%**
Ratio of net investment income to average net assets+                               6.95%**
Portfolio turnover rate                                                               73%**
Net assets, end of period (in thousands)                                         $46,389
Ratios with no waiver of management fees and assumption of expenses by PIM:
  Net expenses                                                                      2.34%**
  Net investment income                                                             6.12%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratios with no reduction for fees paid indirectly.

(b)  Class C shares were first publicly offered December 1, 2003.

The accompanying notes are an integral part of these financial statements.    23

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund), is a Delaware statutory trust, registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund shares were first publicly offered on December 1, 2003. Prior to December 1, 2003, the Fund shares outstanding were owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Shares of Class A, Class B, and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and rating. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. As of April 30, 2004, there were no securities fair valued. Discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

     The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar see (Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2003 was as follows:

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  ----------------------------------------------------------------------
                                                                   2003
  ----------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                               $74,909
   Long-term capital gain                                              -
   Return of capital                                                   -
                                                                 -------
    Total                                                        $74,909
                                                                 =======
  ----------------------------------------------------------------------

     The following shows components of distributable earnings on a federal income tax basis at October 31, 2003.

  ----------------------------------------------------------------------
                                                                  2003
  ----------------------------------------------------------------------
  Undistributed ordinary income                                 $ 23,548
  Undistributed long-term gain                                    15,586
  Unrealized appreciation                                         66,958
                                                                --------
    Total                                                       $106,092
                                                                ========
  ----------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $76,213 underwriting commissions on the sale of Fund shares during the six months ended April 30, 2004.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

Through March 1, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares; the portion of Fund expenses attributable to Class B and Class C

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares will be reduced only to the extent such expenses are reduced for Class A shares. PIM may subsequently recover reimbursed expenses within three years of being incurred from the fund, if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. As of April 30, 2004, PIM may recover up to $498,130 of previously waived and reimbursed expenses from the Fund under the expense limitation agreement.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2004, $4,549 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $6,927 in transfer agent fees payable to PIMSS at April 30, 2004.

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $52,899 in distribution fees payable to PFD at April 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For six months ended April 30, 2004, CDSCs in the amount of $35,796 were paid to PFD.

Effective March 31, 2004, the Fund charges a 2.0% redemption fee on Class A shares sold within 30 days of purchase. The Fund plans to implement this fee for Class B and Class C shares as soon as the Fund can implement certain operational changes. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended April 30, 2004, the Fund collected $4 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2004, the Fund's expenses were reduced by $166 under such arrangements.

6. Forward Foreign Currency Contracts
At March 31, 2004, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. For six months ended April 30, 2004, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $598,825 and $599,850, respectively, resulting in a net payable of $1,025.

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retire-ment plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                    International/Global Equity
Pioneer Fund                                   Pioneer Emerging Markets Fund
Pioneer Balanced Fund                          Pioneer Europe Select Fund
Pioneer Equity Income Fund                     Pioneer Europe Fund
Pioneer Growth Shares                          Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                    Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                    Fixed Income
  Growth Fund                                  Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                    Pioneer Bond Fund
  Growth Fund                                  Pioneer Global High Yield Fund
Pioneer Papp America-Pacific                   Pioneer High Yield Fund
  Rim Fund                                     Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap                 Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund                        Money Market
Pioneer Papp Strategic                         Pioneer Cash Reserves Fund**
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.


[LOGO] PIONEER
       Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    15918-00-0604
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.